Defined Contribution Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
14. Defined Contribution Plan
The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax or post-tax
basis. Company contributions to the plan may be made at the discretion of the board of directors. The Company instituted effective September 1, 2017 an employer match of 100% of the amount the employees contribute to the 401(k) plan for each payroll period up to the first 1% of plan compensation plus 50% of the amount the employees contribute between 1% and 6% of plan compensation. During the year ending December 31, 2021, the Company revised its employer match to 100% of the amount the employees contribute to the 401(k) plan for each payroll period up to the first 2% of plan compensation plus 50% of the amount the employees contribute between 2% and 6% of plan compensation. For the years ended December 31, 2021, 2020, and 2019 the Company contributed $0.8 million, $0.5 million and $0.5 million respectively, to the 401(k) plan.